Commitments and Contingencies - Future Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Lease Abstract
2020	$ 7,525
2021	5,786
2022	2,701
2023	1,584
2024	1,025
Thereafter	0
Total	$ 18,621